Contingent Liabilities, Commitments and Concessions (Shapir Development Levies) (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ft²	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Amount reduce of Levies	₪ 20					$ 6
Contract with OPC Tzomet and the Local Council of Shapir [Member]
Disclosure of contingent liabilities in business combination [line items]
Initial calculation of development levies			₪ 28	$ 8
OPC Tzomet [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount paid in first stage for issuance of buliding permit			₪ 13	$ 4
Corporate guarantees	21					$ 7
Amount of Recognized error made | ₪	2
Amount of charge notification in respect of calculation of Levies	₪ 37	$ 11
Area of land | ft²					11,600